Acquisitions (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Business Acquisition [Line Items]
Acquistitions
Acquisitions
Acquisitions – 2012
On July 31, 2012, the Company completed the acquisition of certain oil and natural gas properties in the Jonah Field located in the Green River Basin of southwest Wyoming from BP America Production Company (“BP”). The Company paid approximately $990 million in total consideration for these properties. The transaction was financed with borrowings under the Company’s Credit Facility, as defined in Note 6.
On May 1, 2012, the Company completed the acquisition of certain oil and natural gas properties located in east Texas. The Company paid approximately $168 million in total consideration for these properties. The transaction was financed with borrowings under the Company’s Credit Facility.
On April 3, 2012, the Company entered into a joint-venture agreement (“JV Agreement”) with an affiliate of Anadarko Petroleum Corporation (“Anadarko”) whereby the Company participates as a partner in the CO2 enhanced oil recovery development of the Salt Creek Field, located in the Powder River Basin of Wyoming. Anadarko assigned the Company 23% of its interest in the field in exchange for future funding of $400 million of Anadarko’s development costs. The Company assigned approximately $392 million to the net assets acquired as of the JV Agreement date, which reflects an imputed discount of approximately $8 million on the future funding of this transaction. As of December 31, 2012, the Company has paid approximately $201 million towards the future funding commitment.
On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties and the Jayhawk natural gas processing plant located in the Hugoton Basin in Kansas from BP. The Company paid approximately $1.16 billion in total consideration for these properties. The transaction was financed primarily with proceeds from the March 2012 debt offering (see Note 6).
During 2012, the Company completed other smaller acquisitions of oil and natural gas properties located in its various operating regions. The Company, in the aggregate, paid approximately $122 million in total consideration for these properties.
These acquisitions were accounted for under the acquisition method of accounting. Accordingly, the Company conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions were expensed as incurred. The initial accounting for the business combinations is not complete and adjustments to provisional amounts, or recognition of additional assets acquired or liabilities assumed, may occur as more detailed analyses are completed and additional information is obtained about the facts and circumstances that existed as of the acquisition dates. The results of operations of all acquisitions have been included in the consolidated financial statements since the acquisition or JV Agreement dates.
The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$12,215
Noncurrent	210,390
Oil and natural gas properties	2,701,385
Total assets acquired	$2,923,990

Liabilities:
Current	$223,114
Asset retirement obligations	63,663
Noncurrent	196,601
Total liabilities assumed	$483,378

Net assets acquired	$2,440,612

Current assets include receivables and inventory and noncurrent assets include other property and equipment. Current liabilities include payables, ad valorem taxes payable and environmental liabilities. Current liabilities and noncurrent liabilities, as of the JV Agreement date, consist of payables of approximately $195 million and $197 million, respectively, related to the future funding commitment associated with the Anadarko transaction discussed above. As of December 31, 2012, the Company has paid approximately $201 million towards this commitment.
The fair value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and therefore represent Level 3 inputs. The fair values of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural gas properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; (iv) estimated future cash flows; and (v) a market-based weighted average cost of capital rate. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.
The revenues and expenses related to certain properties acquired from BP, Plains Exploration & Production Company (“Plains”), Panther Energy Company, LLC and Red Willow Mid-Continent, LLC (collectively referred to as “Panther”), SandRidge Exploration and Production, LLC (“SandRidge”) and an affiliate of Concho Resources Inc. (“Concho”) are included in the consolidated results of operations of the Company as of July 31, 2012 (BP Green River Basin acquisition), March 30, 2012 (BP Hugoton Basin acquisition), December 15, 2011 (Plains acquisition), June 1, 2011 (Panther acquisition), April 1, 2011 (SandRidge acquisition), and March 31, 2011 (Concho acquisition). The following unaudited pro forma financial information presents a summary of the Company’s consolidated results of operations for the years ended December 31, 2012, and December 31, 2011, assuming the acquisitions from BP had been completed as of January 1, 2011, and the acquisitions from Plains, Panther, SandRidge and Concho had been completed as of January 1, 2010, including adjustments to reflect the values assigned to the net assets acquired. The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Year Ended December 31,
	2012	2011
	(in thousands, except per unit amounts)

Total revenues and other	$1,937,620	$2,422,381
Total operating expenses	$1,900,231	$1,293,283
Net income (loss)	$(391,868)	$639,664

Net income (loss) per unit:
Basic	$(1.95)	$3.65
Diluted	$(1.95)	$3.64
Acquisitions – 2011 and 2010
The following is a summary of certain significant acquisitions completed by the Company during the years ended December 31, 2011, and December 31, 2010:

•
On December 15, 2011, the Company completed the acquisition of certain oil and natural gas properties located primarily in the Granite Wash of Texas and Oklahoma from Plains Exploration & Production Company for approximately $542 million.

•	On November 1, 2011, and November 18, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin for approximately $110 million.

•
On June 1, 2011, the Company completed the acquisition of certain oil and natural gas properties in the Cleveland play, located in the Texas Panhandle, from Panther Energy Company, LLC and Red Willow Mid-Continent, LLC for approximately $224 million.

•	On May 2, 2011, and May 11, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Williston Basin for approximately $153 million.

•
On April 1, 2011, and April 5, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin, including properties from SandRidge Exploration and Production, LLC for approximately $239 million.

•
On March 31, 2011, the Company completed the acquisition of certain oil and natural gas properties located in the Williston Basin from an affiliate of Concho Resources Inc. for approximately $192 million.

•
On November 16, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Wolfberry trend of the Permian Basin from Element Petroleum, LP for approximately $118 million.

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On October 14, 2010, the Company completed two acquisitions of certain oil and natural gas properties located in the Wolfberry trend of the Permian Basin from Crownrock, LP and Patriot Resources Partners LLC for approximately $260 million.

•
On August 16, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Permian Basin from Crownrock, LP and Element Petroleum, LP for approximately $95 million.

•
On May 27, 2010, the Company completed the acquisition of interests in Henry Savings LP and Henry Savings Management LLC that primarily hold oil and natural gas properties located in the Permian Basin for approximately $323 million.

•
On April 30, 2010, the Company completed the acquisition of interests in two wholly owned subsidiaries of HighMount Exploration & Production LLC that hold oil and natural gas properties in the Antrim Shale located in northern Michigan for approximately $327 million.

•
On January 29, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Anadarko Basin in Oklahoma and Kansas and the Permian Basin in Texas and New Mexico from certain affiliates of Merit Energy Company for approximately $151 million.